SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2020 Sit Balanced Fund Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 63.3%
Communications - 2.2%
American Tower Corp.	2,975	719,147
Verizon Communications, Inc.	7,100	422,379

		1,141,526

Consumer Durables - 0.8%
YETI Holdings, Inc. *	9,600	435,072

Consumer Non-Durables - 4.1%
Conagra Brands, Inc.	8,900	317,819
Constellation Brands, Inc.	2,275	431,135
Estee Lauder Cos., Inc. - Class A	2,375	518,344
Mondelez International, Inc.	6,300	361,935
NIKE, Inc.	1,775	222,833
PepsiCo, Inc.	2,475	343,035

		2,195,101

Consumer Services - 3.8%
McDonald’s Corp.	2,300	504,827
Starbucks Corp.	4,850	416,712
Visa, Inc.	5,550	1,109,834

		2,031,373

Electronic Technology - 8.8%
Advanced Micro Devices, Inc. *	2,500	204,975
Apple, Inc.	16,500	1,910,865
Applied Materials, Inc.	9,300	552,885
Broadcom, Inc.	1,660	604,771
Ciena Corp. *	7,250	287,752
Keysight Technologies, Inc. *	5,100	503,778
NVIDIA Corp.	1,125	608,872

		4,673,898

Finance - 4.5%
Ameriprise Financial, Inc.	2,250	346,748
Aon, PLC	1,900	391,970
Chubb, Ltd.	2,950	342,554
Everest Re Group, Ltd.	500	98,770
First Republic Bank	1,750	190,855
Goldman Sachs Group, Inc.	2,100	422,037
JPMorgan Chase & Co.	3,425	329,725
T Rowe Price Group, Inc.	2,075	266,056

		2,388,715

Health Services - 2.6%
HCA Healthcare, Inc.	3,900	486,252
UnitedHealth Group, Inc.	2,925	911,927

		1,398,179

Health Technology - 6.7%
Abbott Laboratories	3,550	386,347
AbbVie, Inc.	2,600	227,734
Boston Scientific Corp. *	5,600	213,976
Bristol-Myers Squibb Co.	7,300	440,117

Name of Issuer	Quantity	Fair Value ($)

Bristol-Myers Squibb Co., Rights *	1,025	2,306
DexCom, Inc. *	1,150	474,064
Illumina, Inc. *	350	108,178
Intuitive Surgical, Inc. *	620	439,915
Johnson & Johnson	3,000	446,640
Medtronic, PLC	2,500	259,800
Thermo Fisher Scientific, Inc.	1,250	551,900

		3,550,977

Process Industries - 1.5%
Ecolab, Inc.	1,875	374,700
Sherwin-Williams Co.	600	418,044

		792,744

Producer Manufacturing - 4.2%
3M Co.	875	140,158
Honeywell International, Inc.	2,275	374,488
L3Harris Technologies, Inc.	2,775	471,306
Motorola Solutions, Inc.	1,700	266,577
Northrop Grumman Corp.	500	157,745
Otis Worldwide Corp.	1,500	93,630
Parker-Hannifin Corp.	450	91,053
Safran SA, ADR *	13,950	345,541
Trane Technologies, PLC	2,175	263,719

		2,204,217

Retail Trade - 5.8%
Amazon.com, Inc. *	485	1,527,134
CVS Health Corp.	7,250	423,400
Home Depot, Inc.	2,050	569,305
TJX Cos., Inc.	6,550	364,508
Ulta Beauty, Inc. *	795	178,064

		3,062,411

Technology Services - 16.4%
Accenture, PLC	2,025	457,630
Adobe, Inc. *	1,525	747,906
Alphabet, Inc. - Class A *	620	908,672
Alphabet, Inc. - Class C *	205	301,268
Atlassian Corp., PLC *	3,250	590,818
Autodesk, Inc. *	1,600	369,616
Dynatrace, Inc. *	3,100	127,162
Facebook, Inc. *	3,065	802,723
Intuit, Inc.	1,200	391,452
Microsoft Corp.	7,800	1,640,574
Paycom Software, Inc. *	600	186,780
PayPal Holdings, Inc. *	3,300	650,199
salesforce.com, Inc. *	3,575	898,469
ServiceNow, Inc. *	560	271,600
Splunk, Inc. *	1,950	366,853

		8,711,722

SEPTEMBER 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2020 Sit Balanced Fund (Continued)

Name of Issuer	Quantity /Principal Amount ($)	Fair Value ($)

Transportation - 1.4%
FedEx Corp.	1,375	345,840
Union Pacific Corp.	2,050	403,584

		749,424

Utilities - 0.5%
NextEra Energy, Inc.	1,035	287,275

Total Common Stocks (cost: $21,570,556)		33,622,634

Bonds - 31.7%

Asset-Backed Securities - 1.6%
Bayview Opportunity Master Fund, 2017-SPL1 A, 4.00%, 10/28/64 [1,4]	48,242	50,159
Credit Suisse First Boston Mortgage Corp., 2005-AGE1 M3, 1 Mo. Libor + 0.65, 0.80%, 2/25/32 [1]	16,820	16,814
Irwin Home Equity Corp., 2005-1 M1, 5.92%, 6/25/35 [14]	20,264	20,720
New Century Home Equity Loan Trust, 2005-A A4W, 4.71%, 8/25/35 [14]	4,884	4,956
OSCAR US Funding Trust VII, LLC:
2017-2A A3, 2.45%, 12/10/21 [4]	12,258	12,281
2017-2A A4, 2.76%, 12/10/24 [4]	100,000	101,530
Small Business Administration:
2008-20A 1, 5.17%, 1/1/28	31,605	34,565
2007-20H 1, 5.78%, 8/1/27	30,194	32,863
Towd Point Mortgage Trust:
2020-MH1 A1A, 2.18%, 2/25/60 [1,4]	174,058	176,774
2019-MH1 A2, 3.00%, 11/25/58 [1,4]	100,000	103,081
2019-SJ3 A2, 3.00%, 11/25/59 [1,4]	125,000	127,505
2019-SJ1 A1, 3.75%, 11/25/58 [1,4]	78,228	79,112
2019-SJ1 A2, 4.17%, 11/25/58 [1,4]	100,000	102,959

		863,319

Collateralized Mortgage Obligations - 4.2%
Fannie Mae:
2017-84 JP, 2.75%, 10/25/47	63,619	67,416
2003-34 A1, 6.00%, 4/25/43	34,390	40,024
2004-T1 1A1, 6.00%, 1/25/44	21,059	24,626
1999-17 C, 6.35%, 4/25/29	10,673	11,984
2001-82 ZA, 6.50%, 1/25/32	14,939	16,907
2009-30 AG, 6.50%, 5/25/39	46,466	53,892
2013-28 WD, 6.50%, 5/25/42	44,978	54,242
2004-T1 1A2, 6.50%, 1/25/44	67,397	79,672
2004-W9 2A1, 6.50%, 2/25/44	38,562	45,606
2010-108 AP, 7.00%, 9/25/40	1,889	2,222
2004-T3, 1A3, 7.00%, 2/25/44	7,108	8,553
1993-21 KA, 7.70%, 3/25/23	17,775	18,768
Freddie Mac:
4784 BV, 3.50%, 12/15/32	100,000	103,883
4293 BA, 5.28%, 10/15/47 [1]	12,416	14,194
2122 ZE, 6.00%, 2/15/29	57,382	66,145

Name of Issuer	Principal Amount ($)	Fair Value ($)

2126 C, 6.00%, 2/15/29	36,294	41,288
2485 WG, 6.00%, 8/15/32	36,158	42,354
2480 Z, 6.00%, 8/15/32	34,766	39,648
2575 QE, 6.00%, 2/15/33	17,398	20,082
2980 QA, 6.00%, 5/15/35	18,203	21,695
2283 K, 6.50%, 12/15/23	4,116	4,376
2357 ZJ, 6.50%, 9/15/31	23,139	26,059
4520 HM, 6.50%, 8/15/45	31,557	37,739
1142 IA, 7.00%, 10/15/21	5,339	5,392
3704 CT, 7.00%, 12/15/36	15,844	19,360
2238 PZ, 7.50%, 6/15/30	13,611	16,351
Government National Mortgage Association:
2015-80 BA, 6.99%, 6/20/45 [1]	23,898	27,924
2018-147 AM, 7.00%, 10/20/48	84,373	94,803
2018-160 DA, 7.00%, 11/20/48	79,883	90,049
2014-69 W, 7.20%, 11/20/34 [1]	27,000	31,839
2013-133 KQ, 7.30%, 8/20/38 [1]	26,812	31,847
2005-74 HA, 7.50%, 9/16/35	8,406	9,065
JP Morgan Mortgage Trust:
2019-HYB1 A5A, 3.00%, 10/25/49 [1,4]	125,023	127,386
2019-8 A4, 3.50%, 3/25/50 [1,4]	84,486	85,288
2019-9 A8, 3.50%, 5/25/50 [1,4]	125,000	128,493
2020-2 A4, 3.50%, 7/25/50 [1,4]	144,532	148,046
New Residential Mortgage Loan Trust:
2018-3A A1, 4.50%, 5/25/58 [1,4]	67,989	73,594
PMT Loan Trust: 2013-J1 A11, 3.50%, 9/25/43 [1,4]	98,081	102,557
Sequoia Mortgage Trust:
2019-5 A4, 3.50%, 12/25/49 [1,4]	72,591	73,692
2020-2 A4, 3.50%, 3/25/50 [1,4]	122,945	126,692
Vendee Mortgage Trust:
2008-1 B, 6.26%, 3/15/25 [1]	10,950	12,776
1994-2 2, 6.55%, 5/15/24 [1]	8,130	8,371
Wells Fargo Mortgaged Backed Securities Trust:
2020-2 A17, 3.00%, 12/25/49 [1,4]	93,136	95,430
2020-2 A3, 3.00%, 12/25/49 [1,4]	90,847	92,537

		2,242,867

Corporate Bonds - 12.8%
Alleghany Corp., 3.63%, 5/15/30	100,000	112,408
American Airlines, 3.20%, 6/15/28	83,200	78,202
American Financial Group, 5.25%, 4/2/30	200,000	242,264
AXIS Specialty Finance, 3.90%, 7/15/29	100,000	109,296
Bank of America Corp., 3.25%, 10/21/27	100,000	110,628
Booking Holdings, Inc., 4.63%, 4/13/30	150,000	180,209
Burlington Resources, LLC, 7.40%, 12/1/31	50,000	74,069
Cabot Corp., 3.40%, 9/15/26	183,000	192,036
Cadence BanCorp. (Subordinated), 3 Mo. Libor + 4.66, 4.91%, 3/11/25 [1,4]	200,000	183,012

2

SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2020 Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

Canadian Pacific Railway Co., 7.13%, 10/15/31	100,000	148,072
Charles Schwab Corp., 3.25%, 5/22/29	100,000	114,992
Charles Stark Draper Laboratory, Inc., 4.39%, 9/1/48	100,000	124,545
CNO Financial Group, Inc., 5.25%, 5/30/29	100,000	115,465
Comerica, Inc., 4.00%, 2/1/29	150,000	171,406
Cox Communications, Inc., 8.38%, 3/1/39 [4]	100,000	163,207
Delta Air Lines 2015-1 Class A Pass Through Trust, 3.88%, 7/30/27	156,593	146,874
Delta Air Lines, Inc./SkyMiles, 4.75%, 10/20/28 [4]	150,000	155,742
Doric Nimrod Air Alpha 2013-1 Trust, 5.25%, 5/30/23 [4]	34,313	30,717
Doric Nimrod Air Finance Alpha 2012-1 Trust, 5.13%, 11/30/22 [4]	25,998	23,224
Duke Energy Florida, LLC, 2.54%, 9/1/29	50,000	53,702
Emerson Electric Co., 1.95%, 10/15/30	50,000	51,820
Entergy Louisiana, LLC, 4.95%, 1/15/45	150,000	165,074
Equifax, Inc., 6.90%, 7/1/28	150,000	186,580
Fidelity National Financial, 3.40%, 6/15/30	50,000	54,079
Flex, Ltd., 4.88%, 5/12/30	200,000	228,232
Fulton Financial Corp. (Subordinated), 4.50%, 11/15/24	150,000	163,874
Georgia-Pacific, LLC:
1.75%, 9/30/25 [4]	150,000	156,354
7.38%, 12/1/25	100,000	129,235
ITT, LLC, 7.40%, 11/15/25	25,000	31,433
Johnson & Johnson, 3.55%, 3/1/36	150,000	182,166
JPMorgan Chase & Co., 8.75%, 9/1/30	100,000	147,105
Kemper Corp., 2.40%, 9/30/30	75,000	74,212
Lincoln National Corp., 7.00%, 6/15/40	100,000	146,577
Mercury General Corp., 4.40%, 3/15/27	100,000	108,305
NetApp, Inc., 1.88%, 6/22/25	150,000	155,370
Northern Trust Corp. (Subordinated), 3 Mo. Libor + 1.13, 3.38%, 5/8/32 [1]	150,000	164,044
Phillips 66, 2.15%, 12/15/30	50,000	48,625
Principal Financial Group, Inc., 3 Mo. Libor + 3.04, 3.32%, 5/15/55 [1]	100,000	89,470
Principal Life Global Funding, 6.13%, 10/15/33 [4]	100,000	144,052
Ross Stores, Inc., 4.70%, 4/15/27	150,000	176,726
Schlumberger Investment SA, 2.65%, 6/26/30	150,000	151,430
Security Benefit Life Insurance Co. (Subordinated), 7.45%, 10/1/33 [4]	100,000	133,199
Simon Property Group LP, 2.45%, 9/13/29	150,000	148,579
Southwest Airlines Co., 2.63%, 2/10/30	185,000	175,389
Spirit Airlines 2015-1A Trust, 4.10%, 4/1/28	117,158	105,156
Tyson Foods, Inc., 5.10%, 9/28/48	100,000	138,212
Union Pacific Railroad Co., 2014-1 Pass Through Trust, 3.23%, 5/14/26	119,040	132,066

Name of Issuer	Principal Amount ($)	Fair Value ($)

Unum Group, 4.50%, 12/15/49	25,000	24,226
Wachovia Corp., (Subordinated), 7.57%, 8/1/26 [14]	100,000	128,970
Webster Financial Corp., 4.38%, 2/15/24	125,000	132,226
WestRock MWV, LLC, 7.95%, 2/15/31	100,000	141,944
Weyerhaeuser Co., 6.88%, 12/15/33	150,000	206,300
Xilinx, Inc., 2.38%, 6/1/30	50,000	52,489

		6,803,589

Federal Home Loan Mortgage Corporation - 0.3%
6.50%, 2/1/22	3,447	3,489
7.50%, 7/1/29	104,170	122,052
8.00%, 2/1/34	12,800	15,467
8.50%, 9/1/24	6,628	6,718

		147,726

Federal National Mortgage Association - 1.3%
2.68%, 2/1/35	150,000	166,967
5.50%, 10/1/33	68,863	77,921
6.50%, 2/1/24	13,274	13,946
6.50%, 9/1/27	40,530	45,330
6.50%, 6/1/40	104,115	118,380
7.00%, 1/1/32	10,359	11,348
7.00%, 3/1/33	19,034	21,560
7.00%, 12/1/38	38,176	42,531
8.00%, 6/1/24	8,300	8,914
8.00%, 1/1/31	10,600	10,719
8.00%, 2/1/31	18,231	22,804
8.00%, 9/1/37	66,536	84,533
8.43%, 7/15/26	2,577	2,633
8.50%, 10/1/30	23,287	27,851
10.00%, 6/1/31	24,259	27,143

		682,580

Government National Mortgage Association - 0.4%
5.00%, 5/20/48	75,117	82,796
5.75%, 12/15/22	17,597	18,734
6.50%, 11/20/38	15,045	16,823
7.00%, 12/15/24	7,999	8,549
7.00%, 11/20/27	11,503	13,246
7.00%, 9/20/29	30,125	34,914
7.00%, 9/20/38	10,970	13,181
7.50%, 4/20/32	24,332	28,287
8.00%, 7/15/24	4,647	4,873

		221,403

Taxable Municipal Securities - 8.4%
Bucks Co. Industrial Dev. Auth., 4.00%, 10/1/21	65,000	65,123
Buffalo State Col. Foundation Hsg. Corp., 2.80%, 11/1/30	100,000	105,209
Chippewa Valley Sch., 1.63%, 5/1/30	200,000	200,570
Florida Dev. Fin. Corp., 4.11%, 4/1/50	150,000	154,312
GBG, LLC, 3.50%, 6/1/37 [4]	150,000	149,232

SEPTEMBER 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2020 Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)/ Quantity	Fair Value ($)

Great Lakes Water Auth. Sewage Disposal System, 3.51%, 7/1/44	150,000	162,673
Kentucky Higher Edu. Student Loan Corp. (Subordinated), 5.27%, 6/1/36	100,000	106,053
LaGrange Co. Regional Utility Dist., 2.98%, 1/1/40	230,000	231,536
Massachusetts Edu. Auth.:
4.00%, 1/1/32	90,000	92,069
4.41%, 7/1/34	50,000	54,916
MI Hsg. Dev. Auth., 3.53%, 6/1/50	80,000	82,270
Middleburg Heights Hosp., 4.07%, 8/1/47	100,000	99,919
MN Hsg. Fin. Agy.:
2.31%, 1/1/27	225,000	233,541
4.73%, 1/1/49	85,000	91,566
Montgomery Co. Indst. Dev. Auth., 2.65%, 11/15/25	100,000	99,581
ND Hsg. Fin. Agy., 3.70%, 7/1/33	100,000	107,005
NH Business Fin. Auth., 3.82%, 9/1/38	200,000	204,502
NJ Higher Edu. Student Assit. Auth., 3.50%, 12/1/39 [8]	100,000	100,541
North Hudson Sewer Auth., 2.88%, 6/1/28	150,000	165,604
NY Mortgage Agency, 2.98%, 10/1/40	150,000	153,121
Oregon State Fac. Auth., 3.29%, 10/1/40	100,000	98,310
Public Fin. Auth., 4.23%, 7/1/32	105,000	126,429
So. Dakota Hsg. Dev. Auth., 3.89%, 5/1/32	15,000	16,085
South Carolina Ports Auth., 3.88%, 7/1/55	150,000	156,055
South Carolina Student Loan Corp., 2.92%, 12/1/28	200,000	200,202
St. John’s Co. Indst. Dev. Auth., 3.80%, 10/1/50	235,000	236,586
Texas Children’s Hospital, 3.37%, 10/1/29 [17]	115,000	126,501
Tulane University, 0.58%, 2/15/36 [1]	90,000	84,977
Utah Charter Sch. Fin. Auth., 2.40%, 10/15/27	205,000	207,331
Village of Bolingbrook, 2.57%, 1/1/36	150,000	154,339
Westchester Co. Local Dev. Corp., 3.85%, 11/1/50	200,000	201,118
Wisconsin Center District, 4.17%, 12/15/50	150,000	162,362

		4,429,638

U.S. Treasury / Federal Agency Securities - 2.7%
U.S. Treasury Bond, 2.00%, 2/15/50	150,000	170,180
U.S. Treasury Inflation Indexed Bonds:
0.13%, 4/15/22	479,430	487,932
0.13%, 7/15/30	202,114	224,831
0.63%, 4/15/23	521,560	545,723

		1,428,666

Total Bonds (cost: $16,369,018)		16,819,788

Name of Issue	Quantity	Fair Value ($)

Investment Companies - 2.4%
BlackRock Enhanced Government Fund	4,886	65,375
BlackRock Income Trust	23,300	142,130
Duff & Phelps Utility & Corp. Bond Tr., Inc.	8,900	82,147
Eaton Vance Short Duration Div. Inc. Fund	14,000	160,300
Eaton Vance, Ltd. Duration Inc. Fund	13,100	148,161
Franklin, Ltd. Duration, Income Trust	17,300	147,569
MFS Intermediate Income Trust	2,200	8,206
Nuveen Multi-Market Income Fund, Inc.	3,953	27,595
Putnam Master Intermediate Income Trust	33,700	138,507
Putnam Premier Income Trust	39,175	174,329
WA Inflation-Linked Sec. & Inc. Fund	15,200	185,136

Total Investment Companies (cost: $1,251,561)		1,279,455

Short-Term Securities - 1.6%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01%	860,745	860,745

(cost: $860,745)

Total Investments in Securities - 99.0%
(cost: $40,051,880)		52,582,622
Other Assets and Liabilities, net - 1.0%		520,313

Total Net Assets - 100.0%		$53,102,935

*	Non-income producing security.

1

Variable rate security. Rate disclosed is as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

4

144A Restricted Security. The total value of such securities as of September 30, 2020 was $2,945,855 and represented 5.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

8

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At September 30, 2020, 0.2% of net assets in the Fund was invested in such securities.

14	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of September 30, 2020.

17

Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

ADR — American Depositary Receipt

LLC — Limited Liability Company

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

SEPTEMBER 30, 2020	4

SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2020 Sit Balanced Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2020 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	33,622,634	—	—	33,622,634
Asset-Backed Securities	—	863,319	—	863,319
Collateralized Mortgage Obligations	—	2,242,867	—	2,242,867
Corporate Bonds	—	6,803,589	—	6,803,589
Federal Home Loan Mortgage Corporation	—	147,726	—	147,726
Federal National Mortgage Association	—	682,580	—	682,580
Government National Mortgage Association	—	221,403	—	221,403
Taxable Municipal Securities	—	4,429,638	—	4,429,638
U.S. Treasury / Federal Agency Securities	—	1,428,666	—	1,428,666
Investment Companies	1,279,455	—	—	1,279,455
Short-Term Securities	860,745	—	—	860,745

Total:	35,762,834	16,819,788	—	52,582,622

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

SEPTEMBER 30, 2020	5